Revenues - Schedule of Company's Revenues Disaggregated by Revenue Category (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Company's Revenues Disaggregated by Revenue Category [Line Items]
Total revenues	¥ 2,525,897	$ 361,198	¥ 3,046,871	¥ 3,702,387
On-demand delivery solution services [Member]
Schedule of Company's Revenues Disaggregated by Revenue Category [Line Items]
Total revenues	2,334,185	333,783	2,828,483	3,412,802
Mobility service solutions [Member]
Schedule of Company's Revenues Disaggregated by Revenue Category [Line Items]
Total revenues	115,665	16,540	175,148	233,837
Housekeeping services [Member]
Schedule of Company's Revenues Disaggregated by Revenue Category [Line Items]
Total revenues	75,915	10,856	30,125	48,670
Others [Member]
Schedule of Company's Revenues Disaggregated by Revenue Category [Line Items]
Total revenues	132	19	13,115	7,078
Point in time [Member]
Schedule of Company's Revenues Disaggregated by Revenue Category [Line Items]
Total revenues	83,742	11,975	105,972	154,455
Over time [Member]
Schedule of Company's Revenues Disaggregated by Revenue Category [Line Items]
Total revenues	¥ 2,442,155	$ 349,223	¥ 2,940,899	¥ 3,547,932